Annual Total Returns (Bar Chart) - Optimized Value Trust (Optimized Value Trust, Series I, Optimized Value Trust)	12 Months Ended
May 01, 2011
Optimized Value Trust | Series I, Optimized Value Trust
Bar Chart Table:
2005	9.19%
2006	21.09%
2007	(5.13%)
2008	(41.20%)
2009	24.47%
2010	13.56%